SCHEDULE OF DEFERRED TAXES ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operation loss carryforward	$ 178	$ 64
Net deferred tax asset before valuation allowance	178	64
Valuation allowance	(178)	(64)
Net deferred tax asset